UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Brian C. Janssen

American Funds U.S. Government Money Market Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds U.S. Government Money Market FundSM Semi-annual report for the six months ended March 31, 2022

Seeking to earn
income while
preserving capital
and maintaining
liquidity

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class F-2 and Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Returns shown at net asset value (NAV) have all distributions reinvested. For current information and month-end results, visit capitalgroup.com and americanfundsretirement.com.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022:

	1 year	5 years	10 years

Class F-2 shares	0.00%	0.79%	0.40%
Class A shares	0.00	0.80	0.41

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.36% for Class F-2 shares and 0.37% for Class A shares as of the prospectus dated December 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class F-2 shares as of March 31, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.07% without the reimbursement). The fund’s annualized seven-day yield for Class A shares as of that date was 0.00% (–0.08% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds U.S. Government Money Market Fund for the periods ended March 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/afaxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolios

5	Financial statements

7	Notes to financial statements

15	Financial highlights

Results at a glance

For periods ended March 31, 2022

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

American Funds U.S. Government Money Market Fund (Class F-2 shares)	0.00%	0.00%	0.79%	0.40%	0.31%
American Funds U.S. Government Money Market Fund (Class A shares)	0.00	0.00	0.80	0.41	0.32
USTREAS T-Bill Auction Ave 3 Mon†	0.10	0.12	1.10	0.62	0.50

During the reporting period, the fund maintained a net asset value (NAV) of $1.00 per share.

*	Fund inception; May 1, 2009.
†	USTREAS T-Bill Auction Ave 3 Mon is an index that measures the performance of the average investment rate of U.S. Treasury bills (T-Bills) with a three-month maturity. Three-month T-Bills are short-term securities issued by the U.S. government that are generally considered to be risk-free. In calculating index results, Morningstar, the index provider, determines the arithmetic mean of the investment rates on all three-month T-Bills issued during a given month as reported by the U.S. Treasury’s Bureau of the Public Debt. The investment rate is then converted into a price and a monthly return, assuming that the T-Bill is held to maturity.

American Funds U.S. Government Money Market Fund	1

Investment portfolio March 31, 2022	unaudited

Percent of net assets
Short-term securities:
U.S. Treasury bills	45.74%
Repurchase agreements	29.26
Federal agency bills & notes	19.68
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	7.05
Other assets less liabilities	(1.73)
100.00%

Short-term securities 94.68%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 45.74%
U.S. Treasury 4/5/2022	0.093%	$1,043,100	$1,043,070
U.S. Treasury 4/7/2022	0.079	299,750	299,744
U.S. Treasury 4/12/2022	0.121	172,650	172,644
U.S. Treasury 4/14/2022	0.081	912,850	912,794
U.S. Treasury 4/19/2022	0.125	431,400	431,368
U.S. Treasury 4/21/2022	0.099	458,600	458,562
U.S. Treasury 4/26/2022	0.099	400,450	400,412
U.S. Treasury 4/28/2022	0.058	184,700	184,684
U.S. Treasury 5/3/2022	0.133	150,000	149,980
U.S. Treasury 5/5/2022	0.187	250,000	249,917
U.S. Treasury 5/10/2022	0.143	100,000	99,984
U.S. Treasury 5/12/2022	0.058	90,000	89,980
U.S. Treasury 5/17/2022	0.206	193,400	193,349
U.S. Treasury 5/19/2022	0.426	150,000	149,930
U.S. Treasury 5/24/2022	0.287	400,000	399,834
U.S. Treasury 5/26/2022	0.296	522,400	522,161
U.S. Treasury 5/31/2022	0.352	584,350	584,025
U.S. Treasury 6/2/2022	0.338	139,700	139,621
U.S. Treasury 6/7/2022	0.389	393,800	393,527
U.S. Treasury 6/9/2022	0.371	976,100	975,399
U.S. Treasury 6/14/2022	0.402	470,200	469,830
U.S. Treasury 6/16/2022	0.435	250,000	249,778
U.S. Treasury 6/21/2022	0.482	140,200	140,052
U.S. Treasury 6/23/2022	0.485	770,000	769,174
U.S. Treasury 6/28/2022	0.538	250,000	249,681
U.S. Treasury 6/30/2022	0.576	400,000	399,490
U.S. Treasury 7/5/2022	0.542	282,150	281,714
U.S. Treasury 7/19/2022	0.607	565,800	564,641
U.S. Treasury 8/25/2022	0.625	200,600	199,892
			11,175,237

Repurchase agreements 29.26%
Overnight repurchase agreements*		7,150,000	7,150,000

Federal agency bills & notes 19.68%
Discount bills & notes 18.86%
Fannie Mae 4/6/2022	0.079	50,000	49,999
Fannie Mae 4/13/2022	0.225	21,050	21,049
Fannie Mae 5/11/2022	0.350	35,500	35,491
Federal Farm Credit Banks 6/27/2022	0.480	50,000	49,933
Federal Home Loan Bank 4/1/2022	0.069	121,550	121,550
Federal Home Loan Bank 4/4/2022	0.059	200,000	199,998
Federal Home Loan Bank 4/5/2022	0.089	100,000	99,999

2	American Funds U.S. Government Money Market Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 4/6/2022	0.113%	$189,450	$189,447
Federal Home Loan Bank 4/8/2022	0.224	539,100	539,087
Federal Home Loan Bank 4/12/2022	0.150	100,000	99,996
Federal Home Loan Bank 4/13/2022	0.179	379,650	379,633
Federal Home Loan Bank 4/18/2022	0.217	87,150	87,144
Federal Home Loan Bank 4/22/2022	0.200	92,900	92,891
Federal Home Loan Bank 4/25/2022	0.235	50,000	49,995
Federal Home Loan Bank 4/27/2022	0.204	150,000	149,981
Federal Home Loan Bank 4/28/2022	0.129	25,000	24,997
Federal Home Loan Bank 4/29/2022	0.199	126,000	125,983
Federal Home Loan Bank 5/2/2022	0.240	100,100	100,087
Federal Home Loan Bank 5/3/2022	0.236	100,000	99,986
Federal Home Loan Bank 5/4/2022	0.230	476,100	476,033
Federal Home Loan Bank 5/16/2022	0.267	150,000	149,952
Federal Home Loan Bank 5/17/2022	0.310	100,100	100,067
Federal Home Loan Bank 5/23/2022	0.316	150,000	149,937
Federal Home Loan Bank 5/24/2022	0.330	200,200	200,114
Federal Home Loan Bank 5/25/2022	0.356	250,000	249,891
Federal Home Loan Bank 5/27/2022	0.411	300,000	299,848
Federal Home Loan Bank 6/6/2022	0.370	58,100	58,061
Federal Home Loan Bank 6/8/2022	0.380	75,000	74,948
Federal Home Loan Bank 6/17/2022	0.391	158,250	158,098
Federal Home Loan Bank 6/29/2022	0.593	150,000	149,803
Freddie Mac 4/7/2022	0.123	25,000	24,999
			4,608,997

	Coupon rate
Interest bearing bills & notes 0.82%
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/2/2022[1]	0.280	100,000	100,007
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/4/2022[1]	0.280	50,000	50,005
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/5/2022[1]	0.280	50,000	50,005
			200,017

Total federal agency bills & notes			4,809,014

Total short-term securities (cost: $23,134,272,000)			23,134,251

Bonds, notes & other debt instruments 7.05%
U.S. Treasury bonds & notes 7.05%
U.S. Treasury 0.125% 2022		50,000	49,986
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.029%) 0.635% 2023[1]		450,000	450,642
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 0.64% 2023[1]		645,500	646,393
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.049%) 0.655% 2023[1]		575,000	575,766

Total bonds, notes & other debt instruments (cost: $1,720,590,000)			1,722,787
Total investment securities 101.73% (cost: $24,854,862,000)			24,857,038
Other assets less liabilities (1.73)%			(422,763)

Net assets 100.00%			$24,434,275

American Funds U.S. Government Money Market Fund	3

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	0.30%	3/31/2022	4/1/2022	U.S. Treasury 0%-7.625% 2022-2031	$255,000	$250,000	$250,002
BNP Paribas	0.29	3/31/2022	4/1/2022	U.S. Treasury 0.25%-6.25% 2024-2031	612,000	600,000	600,005
BofA Securities	0.30	3/31/2022	4/1/2022	U.S. Treasury 0.125% 2023	51,000	50,000	50,000
Canadian Imperial Bank of Commerce	0.30	3/31/2022	4/1/2022	U.S. Treasury 0%-2.875% 2022-2030	153,000	150,000	150,001
JPMorgan Securities	0.30	3/31/2022	4/1/2022	U.S. Treasury 0.375%-2.00% 2024-2025	408,000	400,000	400,003
Mizuho Securities	0.30	3/31/2022	4/1/2022	U.S. Treasury 1.25%-3.125% 2028	102,000	100,000	100,001
New York Federal Reserve	0.30	3/31/2022	4/1/2022	U.S. Treasury 0.125%-2.75% 2022-2030	4,700,039	4,700,000	4,700,039
RBC Dominion Securities	0.30	3/31/2022	4/1/2022	U.S. Treasury 0.125%-2.75% 2022-2031	102,000	100,000	100,001
Societe Generale Bank	0.30	3/31/2022	4/1/2022	U.S. Treasury 0%-7.625% 2022-2031	510,000	500,000	500,004
TD Securities	0.30	3/31/2022	4/1/2022	U.S. Treasury 0%-2.375% 2022-2029	306,000	300,000	300,003
					$7,199,039	$7,150,000	$7,150,059

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

See notes to financial statements.

4	American Funds U.S. Government Money Market Fund

Financial statements

Statement of assets and liabilities at March 31, 2022	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $24,847,712)		$24,849,888
Repurchase agreements (cost: $7,150)		7,150
Cash		10,189
Receivables for:
Sales of fund’s shares	$86,858
Waivers from related parties	5,163
Interest	1,286	93,307
		24,960,534
Liabilities:
Payables for:
Purchases of investments	449,724
Repurchases of fund’s shares	66,247
Investment advisory services	5,540
Services provided by related parties	4,073
Trustees’ deferred compensation	304
Other	371	526,259
Net assets at March 31, 2022		$24,434,275

Net assets consist of:
Capital paid in on shares of beneficial interest		$24,432,728
Total distributable earnings		1,547
Net assets at March 31, 2022		$24,434,275

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (24,432,260 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$15,188,879	15,187,627	$1.00
Class C	250,289	250,269	1.00
Class T	10	10	1.00
Class F-1	245,467	245,447	1.00
Class F-2	1,628,409	1,628,275	1.00
Class F-3	64,440	64,434	1.00
Class 529-A	2,280,508	2,280,320	1.00
Class 529-C	49,828	49,824	1.00
Class 529-E	98,838	98,830	1.00
Class 529-T	10	10	1.00
Class 529-F-1	10	10	1.00
Class 529-F-2	255,767	255,746	1.00
Class 529-F-3	10	10	1.00
Class ABLE-A	1,464	1,464	1.00
Class ABLE-F-2	124	124	1.00
Class R-1	41,512	41,508	1.00
Class R-2	846,495	846,425	1.00
Class R-2E	92,220	92,212	1.00
Class R-3	1,059,224	1,059,136	1.00
Class R-4	904,213	904,138	1.00
Class R-5E	152,133	152,120	1.00
Class R-5	201,746	201,730	1.00
Class R-6	1,072,679	1,072,591	1.00

See notes to financial statements.

American Funds U.S. Government Money Market Fund	5

Financial statements (continued)

Statement of operations for the six months ended March 31, 2022	unaudited (dollars in thousands)

Investment income:
Income:
Interest			$10,748
Fees and expenses*:
Investment advisory services	$31,468
Distribution services	7,416
Transfer agent services	9,162
Administrative services	3,528
529 and ABLE plan services	755
Reports to shareholders	124
Registration statement and prospectus	520
Trustees’ compensation	36
Auditing and legal	18
Custodian	39
Other	99
Total fees and expenses before waivers/reimbursements	53,165
Less waivers/reimbursements of fees and expenses:
ABLE plan services fee waivers	—	†
Miscellaneous fee reimbursements	42,524
Total fees and expenses after waivers/reimbursements			10,641
Net investment income			107

Net realized loss and unrealized appreciation:
Net realized loss on investments			(105)
Net unrealized appreciation on investments			1,517
Net realized loss and unrealized appreciation			1,412

Net increase in net assets resulting from operations			$1,519

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2022*	Year ended September 30, 2021
Operations:
Net investment income (loss)	$107	$(45)
Net realized loss	(105)	(30)
Net unrealized appreciation (depreciation)	1,517	(1,022)
Net increase (decrease) in net assets resulting from operations	1,519	(1,097)

Distributions paid or accrued to shareholders	—	—

Net capital share transactions	1,038,085	(2,283,024)

Total increase (decrease) in net assets	1,039,604	(2,284,121)

Net assets:
Beginning of period	23,394,671	25,678,792
End of period	$24,434,275	$23,394,671

*	Unaudited.

See notes to financial statements.

6	American Funds U.S. Government Money Market Fund

Notes to financial statements	unaudited

1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

American Funds U.S. Government Money Market Fund	7

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2022, all of the fund’s investment securities were classified as Level 2.

8	American Funds U.S. Government Money Market Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value at $1.00 per share. Given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value at $1.00 per share, the fund cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund and should not be expected to do so at any time.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

American Funds U.S. Government Money Market Fund	9

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Capital loss carryforward*	$(503)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$2,702
Gross unrealized depreciation on investments	(525)
Net unrealized appreciation on investments	2,177
Cost of investments	24,854,862

No distributions were paid to shareholders during the six months ended March 31, 2022, nor during the year ended September 30, 2021.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2022, the investment advisory services fees were $31,468,000, which were equivalent to an annualized rate of 0.268% of average daily net assets.

10	American Funds U.S. Government Money Market Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2023, whichever is earlier. For the six months ended March 31, 2022, Virginia529 waived 529 and ABLE plan service fees of less than $1,000 on Class ABLE shares. The waivers are reflected as ABLE plan services waivers in the fund’s statement of operations. Total 529 and ABLE plan services fees were $755,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

American Funds U.S. Government Money Market Fund	11

For the six months ended March 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 and ABLE plan services
Class A	$—	$4,727		$2,159		Not applicable
Class C	—	73		34		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	273	117		33		Not applicable
Class F-2	Not applicable	434		242		Not applicable
Class F-3	Not applicable	2		19		Not applicable
Class 529-A	—	728		338		$642
Class 529-C	—	17		8		15
Class 529-E	—	27		15		28
Class 529-T	—	—	*	—	*	—*
Class 529-F-1	—	—	*	—	*	—*
Class 529-F-2	Not applicable	78		37		70
Class 529-F-3	Not applicable	—	*	—	*	—*
Class ABLE-A	—	—	*	—	*	—*
Class ABLE-F-2	Not applicable	—	*	—	*	—*
Class R-1	—	15		6		Not applicable
Class R-2	3,134	1,447		125		Not applicable
Class R-2E	262	91		13		Not applicable
Class R-3	2,639	793		158		Not applicable
Class R-4	1,108	439		133		Not applicable
Class R-5E	Not applicable	109		22		Not applicable
Class R-5	Not applicable	52		30		Not applicable
Class R-6	Not applicable	13		156		Not applicable
Total class-specific expenses	$7,416	$9,162		$3,528		$755

*	Amount less than one thousand.

Miscellaneous fee reimbursements — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. CRMC does not intend to recoup this reimbursement. For the six months ended March 31, 2022, total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$20,103
Class C	309
Class T	—	*
Class F-1	627
Class F-2	2,166
Class F-3	150
Class 529-A	3,791
Class 529-C	89
Class 529-E	164
Class 529-T	—	*
Class 529-F-1	—	*
Class 529-F-2	410
Class 529-F-3	—	*
Class ABLE-A	1
Class ABLE-F-2	—	*
Class R-1	59
Class R-2	5,479
Class R-2E	447
Class R-3	4,567
Class R-4	2,499
Class R-5E	262
Class R-5	267
Class R-6	1,134
Total reimbursements	$42,524

*	Amount less than one thousand.

12	American Funds U.S. Government Money Market Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $36,000 in the fund’s statement of operations reflects $41,000 in current fees (either paid in cash or deferred) and a net decrease of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2022, the fund did not engage in any such purchase or sale transactions with any related funds.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2022

Class A	$6,480,123	6,480,124	$—	—	$(5,530,924)	(5,530,923)	$949,199	949,201
Class C	135,190	135,190	—	—	(108,783)	(108,783)	26,407	26,407
Class T	—	—	—	—	—	—	—	—
Class F-1	73,741	73,741	—	—	(52,618)	(52,618)	21,123	21,123
Class F-2	635,085	635,085	—	—	(572,227)	(572,227)	62,858	62,858
Class F-3	110,230	110,230	—	—	(192,481)	(192,482)	(82,251)	(82,252)
Class 529-A	525,140	525,140	—	—	(520,922)	(520,922)	4,218	4,218
Class 529-C	16,688	16,688	—	—	(23,784)	(23,784)	(7,096)	(7,096)
Class 529-E	19,523	19,523	—	—	(25,186)	(25,186)	(5,663)	(5,663)
Class 529-T	—	—	—	—	—	—	—	—
Class 529-F-1	—	—	—	—	—	—	—	—
Class 529-F-2	74,499	74,499	—	—	(60,623)	(60,623)	13,876	13,876
Class 529-F-3	—	—	—	—	—	—	—	—
Class ABLE-A	701	700	—	—	(367)	(367)	334	333
Class ABLE-F-2	108	108	—	—	(59)	(59)	49	49
Class R-1	13,929	13,929	—	—	(14,262)	(14,262)	(333)	(333)
Class R-2	312,625	312,624	—	—	(311,059)	(311,059)	1,566	1,565
Class R-2E	76,745	76,745	—	—	(69,023)	(69,024)	7,722	7,721
Class R-3	506,034	506,034	—	—	(506,350)	(506,350)	(316)	(316)
Class R-4	363,237	363,237	—	—	(353,328)	(353,328)	9,909	9,909
Class R-5E	131,910	131,911	—	—	(113,062)	(113,062)	18,848	18,849
Class R-5	80,355	80,355	—	—	(78,030)	(78,029)	2,325	2,326
Class R-6	711,142	711,142	—	—	(695,832)	(695,832)	15,310	15,310
Total net increase (decrease)	$10,267,005	10,267,005	$—	—	$(9,228,920)	(9,228,920)	$1,038,085	1,038,085

See end of table for footnotes.

American Funds U.S. Government Money Market Fund	13

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2021

Class A	$11,401,517	11,401,513	$—	—	$(12,785,392)	(12,785,394)	$(1,383,875)	(1,383,881)
Class C	247,998	247,998	—	—	(342,644)	(342,644)	(94,646)	(94,646)
Class T	—	—	—	—	—	—	—	—
Class F-1	107,464	107,464	—	—	(151,940)	(151,940)	(44,476)	(44,476)
Class F-2	1,314,728	1,314,727	—	—	(1,241,694)	(1,241,694)	73,034	73,033
Class F-3	182,509	182,510	—	—	(134,083)	(134,083)	48,426	48,427
Class 529-A	1,005,229	1,005,229	—	—	(1,184,754)	(1,184,754)	(179,525)	(179,525)
Class 529-C	36,358	36,359	—	—	(64,522)	(64,522)	(28,164)	(28,163)
Class 529-E	39,373	39,374	—	—	(52,911)	(52,911)	(13,538)	(13,537)
Class 529-T	—	—	—	—	—	—	—	—
Class 529-F-1	11,819	11,819	—	—	(241,815)	(241,815)	(229,996)	(229,996)
Class 529-F-2†	355,587	355,588	—	—	(113,718)	(113,718)	241,869	241,870
Class 529-F-3†	10	10	—	—	—	—	10	10
Class ABLE-A	1,196	1,196	—	—	(719)	(719)	477	477
Class ABLE-F-2†	118	118	—	—	(43)	(43)	75	75
Class R-1	38,317	38,317	—	—	(40,247)	(40,247)	(1,930)	(1,930)
Class R-2	661,748	661,748	—	—	(749,177)	(749,177)	(87,429)	(87,429)
Class R-2E	149,641	149,641	—	—	(152,528)	(152,527)	(2,887)	(2,886)
Class R-3	1,064,128	1,064,128	—	—	(1,174,895)	(1,174,895)	(110,767)	(110,767)
Class R-4	802,220	802,220	—	—	(853,645)	(853,645)	(51,425)	(51,425)
Class R-5E	337,704	337,704	—	—	(302,197)	(302,197)	35,507	35,507
Class R-5	164,106	164,106	—	—	(206,565)	(206,565)	(42,459)	(42,459)
Class R-6	1,702,104	1,702,104	—	—	(2,113,409)	(2,113,409)	(411,305)	(411,305)
Total net increase (decrease)	$19,623,874	19,623,873	$—	—	$(21,906,898)	(21,906,899)	$(2,283,024)	(2,283,026)

*	Includes exchanges between share classes of the fund.
†	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.

14	American Funds U.S. Government Money Market Fund

Financial highlights

Period ended	Net asset value, beginning of period	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2022[4,5]	$1.00	$—	[6]	$—	$1.00	.00%[7]		$15,189		.37%[8]		.09%[8]		—%[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		14,239		.37		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.61		15,623		.38		.28		.51
9/30/2019	1.00	.02		(.02)	1.00	1.96		10,718		.37		.37		1.94
9/30/2018	1.00	.01		(.01)	1.00	1.19		10,770		.38		.38		1.18
9/30/2017	1.00	—	[6]	— [6]	1.00	.33		11,313		.38		.37		.30
Class C:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	250		.37	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		224		.37		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.62		319		.38		.27		.42
9/30/2019	1.00	.02		(.02)	1.00	1.93		175		.40		.40		1.92
9/30/2018	1.00	.01		(.01)	1.00	1.16		152		.41		.41		1.13
9/30/2017	1.00	—	[6]	— [6]	1.00	.28		193		.42		.41		.25
Class T:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7,10]	—	[11]	.37	[8,10]	.08	[8,10]	.02	[8,10]
9/30/2021	1.00	—	[6]	—	1.00	.00	[10]	—	[11]	.37	[10]	.06	[10]	—	[9,10]
9/30/2020	1.00	.01		(.01)	1.00	.62	[10]	—	[11]	.38	[10]	.29	[10]	.62	[10]
9/30/2019	1.00	.02		(.02)	1.00	1.94	[10]	—	[11]	.39	[10]	.39	[10]	1.92	[10]
9/30/2018	1.00	.01		(.01)	1.00	1.18	[10]	—	[11]	.39	[10]	.39	[10]	1.17	[10]
9/30/2017[4,12]	1.00	—	[6]	— [6]	1.00	.26	[7,10]	—	[11]	.19	[7,10]	.19	[7,10]	.26	[7,10]
Class F-1:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	245		.65	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		224		.66		.07		—	[9]
9/30/2020	1.00	—	[6]	— [6]	1.00	.46		269		.66		.41		.37
9/30/2019	1.00	.02		(.02)	1.00	1.64		179		.69		.69		1.62
9/30/2018	1.00	.01		(.01)	1.00	.87		166		.70		.70		.88
9/30/2017	1.00	—	[6]	— [6]	1.00	.11		157		.71		.58		.10
Class F-2:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	1,628		.36	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		1,565		.36		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.62		1,492		.37		.28		.56
9/30/2019	1.00	.02		(.02)	1.00	1.95		1,226		.39		.39		1.93
9/30/2018	1.00	.01		(.01)	1.00	1.14		87		.43		.43		1.22
9/30/2017	1.00	—	[6]	— [6]	1.00	.26		33		.45		.43		.28
Class F-3:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	64		.31	[8]	.07	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		147		.31		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.66		98		.31		.24		.59
9/30/2019	1.00	.02		(.02)	1.00	2.01		72		.32		.32		1.94
9/30/2018	1.00	.01		(.01)	1.00	1.24		16		.34		.34		1.34
9/30/2017[4,13]	1.00	—	[6]	— [6]	1.00	.29	[7]	2		.36	[8]	.35	[8]	.64	[8]
Class 529-A:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	2,281		.43	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		2,276		.43		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.58		2,456		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		1,755		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.10		1,440		.47		.47		1.11
9/30/2017	1.00	—	[6]	— [6]	1.00	.24		1,172		.48		.45		.24

See end of table for footnotes.

American Funds U.S. Government Money Market Fund	15

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2022[4,5]	$1.00	$—	[6]	$—	$1.00	.00%[7]		$50		.43%[8]		.09%[8]		—%[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		57		.43		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.58		85		.45		.35		.60
9/30/2019	1.00	.02		(.02)	1.00	1.87		171		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.09		155		.48		.48		1.03
9/30/2017	1.00	—	[6]	— [6]	1.00	.23		258		.48		.45		.24
Class 529-E:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	99		.41	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		105		.42		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.59		118		.43		.31		.51
9/30/2019	1.00	.02		(.02)	1.00	1.88		89		.45		.45		1.86
9/30/2018	1.00	.01		(.01)	1.00	1.10		75		.47		.47		1.11
9/30/2017	1.00	—	[6]	— [6]	1.00	.24		68		.47		.45		.25
Class 529-T:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7,10]	—	[11]	.45	[8,10]	.10	[8,10]	—	[8,9,10]
9/30/2021	1.00	—	[6]	—	1.00	.00	[10]	—	[11]	.45	[10]	.07	[10]	—	[9,10]
9/30/2020	1.00	.01		(.01)	1.00	.57	[10]	—	[11]	.46	[10]	.34	[10]	.57	[10]
9/30/2019	1.00	.02		(.02)	1.00	1.85	[10]	—	[11]	.48	[10]	.48	[10]	1.84	[10]
9/30/2018	1.00	.01		(.01)	1.00	1.11	[10]	—	[11]	.46	[10]	.46	[10]	1.10	[10]
9/30/2017[4,12]	1.00	—	[6]	— [6]	1.00	.22	[7,10]	—	[11]	.22	[7,10]	.22	[7,10]	.22	[7,10]
Class 529-F-1:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7,10]	—	[11]	.48	[8,10]	.08	[8,10]	.02	[8,10]
9/30/2021	1.00	—	[6]	—	1.00	.00	[10]	—	[11]	.40	[10]	.10	[10]	—	[9,10]
9/30/2020	1.00	.01		(.01)	1.00	.58		230		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		158		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.10		111		.47		.47		1.12
9/30/2017	1.00	—	[6]	— [6]	1.00	.24		90		.48		.45		.24
Class 529-F-2:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	256		.42	[8]	.09	[8]	—	[8,9]
9/30/2021[4,14]	1.00	—	[6]	—	1.00	.00	[7]	242		.46	[8]	.06	[8]	—	[8,9]
Class 529-F-3:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	—	[11]	.37	[8]	.08	[8]	.02	[8]
9/30/2021[4,14]	1.00	—	[6]	—	1.00	.00	[7]	—	[11]	.44	[8]	.05	[8]	—	[8,9]
Class ABLE-A:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	1		.41	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		1		.42		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.62		1		.43		.27		.49
9/30/2019	1.00	.02		(.02)	1.00	1.95		—	[11]	.44		.38		1.94
9/30/2018[4,15]	1.00	—	[6]	— [6]	1.00	.34	[7]	—	[11]	.09	[7]	.09	[7]	.35	[7]

See end of table for footnotes.

16	American Funds U.S. Government Money Market Fund

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class ABLE-F-2:
3/31/2022[4,5]	$1.00	$—	[6]	$—	$1.00	.00%[7]		$—	[11]	.41%[8]		.10%[8]		—%[8,9]
9/30/2021[4,14]	1.00	—	[6]	—	1.00	.00	[7]	—	[11]	.41	[8]	.06	[8]	—	[8,9]
Class R-1:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	42		.38	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		42		.38		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.60		44		.40		.30		.56
9/30/2019	1.00	.02		(.02)	1.00	1.90		37		.43		.43		1.89
9/30/2018	1.00	.01		(.01)	1.00	1.14		33		.43		.43		1.12
9/30/2017	1.00	—	[6]	— [6]	1.00	.27		38		.43		.41		.27
Class R-2:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	847		1.40	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		845		1.40		.07		—	[9]
9/30/2020	1.00	—	[6]	— [6]	1.00	.11		932		1.41		.74		.09
9/30/2019	1.00	.01		(.01)	1.00	.89		735		1.43		1.43		.89
9/30/2018	1.00	—	[6]	— [6]	1.00	.22		742		1.44		1.34		.22
9/30/2017	1.00	—	[6]	—	1.00	.00		854		1.03		.64		.03
Class R-2E:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	92		1.11	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		85		1.12		.06		—	[9]
9/30/2020	1.00	—	[6]	— [6]	1.00	.25		87		1.12		.58		.19
9/30/2019	1.00	.01		(.01)	1.00	1.19		46		1.15		1.15		1.20
9/30/2018	1.00	—	[6]	— [6]	1.00	.46		30		1.16		1.15		.46
9/30/2017	1.00	—	[6]	—	1.00	.00		24		.86		.71		.03
Class R-3:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	1,059		.96	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		1,060		.96		.07		—	[9]
9/30/2020	1.00	—	[6]	— [6]	1.00	.31		1,170		.96		.54		.27
9/30/2019	1.00	.01		(.01)	1.00	1.34		850		.98		.98		1.33
9/30/2018	1.00	.01		(.01)	1.00	.61		813		.99		.99		.57
9/30/2017	1.00	—	[6]	—	1.00	.00		912		.72		.64		.04
Class R-4:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	904		.65	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		894		.66		.07		—	[9]
9/30/2020	1.00	—	[6]	— [6]	1.00	.46		946		.66		.42		.41
9/30/2019	1.00	.02		(.02)	1.00	1.65		734		.68		.68		1.64
9/30/2018	1.00	.01		(.01)	1.00	.88		680		.69		.69		.86
9/30/2017	1.00	—	[6]	— [6]	1.00	.14		814		.56		.54		.16
Class R-5E:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	152		.46	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		133		.46		.06		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.57		98		.46		.31		.44
9/30/2019	1.00	.02		(.02)	1.00	1.86		40		.47		.47		1.86
9/30/2018	1.00	.01		(.01)	1.00	1.09		13		.48		.48		1.22
9/30/2017	1.00	—	[6]	— [6]	1.00	.17		—	[11]	.63		.53		.39

See end of table for footnotes.

American Funds U.S. Government Money Market Fund	17

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class R-5:
3/31/2022[4,5]	$1.00	$—	[6]	$—	$1.00	.00%[7]		$202	.36%[8]		.09%[8]		—%[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		199	.36		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.63		242	.36		.27		.54
9/30/2019	1.00	.02		(.02)	1.00	1.95		182	.38		.38		1.94
9/30/2018	1.00	.01		(.01)	1.00	1.18		192	.39		.39		1.16
9/30/2017	1.00	—	[6]	— [6]	1.00	.30		218	.38		.37		.32
Class R-6:
3/31/2022[4,5]	1.00	—	[6]	—	1.00	.00	[7]	1,073	.31	[8]	.09	[8]	—	[8,9]
9/30/2021	1.00	—	[6]	—	1.00	.00		1,057	.31		.07		—	[9]
9/30/2020	1.00	.01		(.01)	1.00	.66		1,469	.32		.24		.54
9/30/2019	1.00	.02		(.02)	1.00	2.00		904	.33		.33		1.99
9/30/2018	1.00	.01		(.01)	1.00	1.23		765	.34		.34		1.24
9/30/2017	1.00	—	[6]	— [6]	1.00	.36		665	.34		.34		.37

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or Virginia 529. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for certain share classes due to lower short-term interest rates and reimbursed a portion of transfer agent service fees for certain share classes. In addition, during the years shown, Virginia529 waived ABLE plan services fees for existing Class ABLE shares.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Amount less than $.01.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than .01%.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[15]	Class ABLE-A shares began investment operations on July 13, 2018.

See notes to financial statements.

18	American Funds U.S. Government Money Market Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2021, through March 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds U.S. Government Money Market Fund	19

Expense example (continued)

	Beginning account value 10/1/2021	Ending account value 3/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,000.00	$.45	.09%
Class A – assumed 5% return	1,000.00	1,024.48	.45	.09
Class C – actual return	1,000.00	1,000.00	.45	.09
Class C – assumed 5% return	1,000.00	1,024.48	.45	.09
Class T – actual return	1,000.00	1,000.00	.40	.08
Class T – assumed 5% return	1,000.00	1,024.53	.40	.08
Class F-1 – actual return	1,000.00	1,000.00	.45	.09
Class F-1 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class F-2 – actual return	1,000.00	1,000.00	.45	.09
Class F-2 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class F-3 – actual return	1,000.00	1,000.00	.35	.07
Class F-3 – assumed 5% return	1,000.00	1,024.58	.35	.07
Class 529-A – actual return	1,000.00	1,000.00	.45	.09
Class 529-A – assumed 5% return	1,000.00	1,024.48	.45	.09
Class 529-C – actual return	1,000.00	1,000.00	.45	.09
Class 529-C – assumed 5% return	1,000.00	1,024.48	.45	.09
Class 529-E – actual return	1,000.00	1,000.00	.45	.09
Class 529-E – assumed 5% return	1,000.00	1,024.48	.45	.09
Class 529-T – actual return	1,000.00	1,000.00	.50	.10
Class 529-T – assumed 5% return	1,000.00	1,024.43	.50	.10
Class 529-F-1 – actual return	1,000.00	1,000.00	.40	.08
Class 529-F-1 – assumed 5% return	1,000.00	1,024.53	.40	.08
Class 529-F-2 – actual return	1,000.00	1,000.00	.45	.09
Class 529-F-2 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class 529-F-3 – actual return	1,000.00	1,000.00	.40	.08
Class 529-F-3 – assumed 5% return	1,000.00	1,024.53	.40	.08
Class ABLE-A – actual return	1,000.00	1,000.00	.45	.09
Class ABLE-A – assumed 5% return	1,000.00	1,024.48	.45	.09
Class ABLE-F-2 – actual return	1,000.00	1,000.00	.50	.10
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.43	.50	.10
Class R-1 – actual return	1,000.00	1,000.00	.45	.09
Class R-1 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class R-2 – actual return	1,000.00	1,000.00	.45	.09
Class R-2 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class R-2E – actual return	1,000.00	1,000.00	.45	.09
Class R-2E – assumed 5% return	1,000.00	1,024.48	.45	.09
Class R-3 – actual return	1,000.00	1,000.00	.45	.09
Class R-3 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class R-4 – actual return	1,000.00	1,000.00	.45	.09
Class R-4 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class R-5E – actual return	1,000.00	1,000.00	.45	.09
Class R-5E – assumed 5% return	1,000.00	1,024.48	.45	.09
Class R-5 – actual return	1,000.00	1,000.00	.45	.09
Class R-5 – assumed 5% return	1,000.00	1,024.48	.45	.09
Class R-6 – actual return	1,000.00	1,000.00	.45	.09
Class R-6 – assumed 5% return	1,000.00	1,024.48	.45	.09

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

20	American Funds U.S. Government Money Market Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds U.S. Government Money Market Fund	21

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

22	American Funds U.S. Government Money Market Fund

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24	American Funds U.S. Government Money Market Fund

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American Funds U.S. Government Money Market Fund	25

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American Funds U.S. Government Money Market Fund	27

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

28	American Funds U.S. Government Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds U.S. Government Money Market Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds U.S. Government Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2022